Interest Expense, Net (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift, Interest [Abstract]
Summary of Interest Expense, Net

Interest expense, net consisted of the following:

	Year ended December 31, 2015	Year ended December 31, 2014	Year ended December 31, 2013
Income	18	12	18
Expense	(40)	(30)	(23)

Total	(22)	(18)	(5)